UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	Class A Ordinary Shares	Class B Ordinary Shares	Total deficit attributable to ordinary shareholders of the Company	Ordinary Shares Class A Ordinary Shares	Ordinary Shares Class B Ordinary Shares	Treasury Shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Noncontrolling interests
Beginning balance (in shares) at Dec. 31, 2023					288,989,049	48,960,916
Beginning balance at Dec. 31, 2023	$ (117,113)			$ (129,325)	$ 2	$ 0		$ 878,640	$ (994,687)	$ (13,280)	$ 12,212
CHANGES IN SHAREHOLDERS' DEFICIT
Net loss	(84,656)			(79,155)					(79,155)		(5,501)
Share-based compensation (Note 15)	9,873			9,873				9,873
Combination of a subsidiary under common control	(1,486)			(1,486)				(1,486)
Asset acquisition of Suzhou Photon-Matrix	(2,002)										(2,002)
Issuance of Class A ordinary shares under 2022 Share Incentive Plan (in shares)					5,179,811
Foreign currency translation adjustments, net of nil income taxes	2,315			2,564						2,564
Ending balance (in shares) at Jun. 30, 2024					294,168,860	48,960,916
Ending balance at Jun. 30, 2024	(193,069)			(197,529)	$ 2	$ 0		887,027	(1,073,842)	(10,716)	4,460
Beginning balance (in shares) at Dec. 31, 2024		291,166,110	48,960,916		291,166,110	48,960,916
Beginning balance at Dec. 31, 2024	(237,703)			(239,668)	$ 2	$ 0	$ (1,019)	895,010	(1,124,452)	(9,209)	1,965
Beginning balance, treasury (in shares) at Dec. 31, 2024							5,003,000
CHANGES IN SHAREHOLDERS' DEFICIT
Net loss	(72,639)			(69,056)					(69,056)		(3,583)
Share-based compensation (Note 15)	6,504			6,504				6,504
Issuance of Class A ordinary shares under 2022 Share Incentive Plan (in shares)					5,562,000
Issuance of Class A ordinary shares under 2022 Share Incentive Plan	163			163				163
Issuance of ordinary shares upon follow-on public offering (in shares)					25,000,000
Issuance of ordinary shares upon follow-on public offering	42,578			42,578				42,578
Re-designated ordinary shares from Class B to Class A (in shares)					3,000,000	(3,000,000)
Repurchase of ordinary shares (in shares)					(20,897,751)		20,897,751
Repurchase of ordinary shares	(28,985)			(28,985)			$ (28,985)
Foreign currency translation adjustments, net of nil income taxes	(5,191)			(5,244)						(5,244)
Ending balance (in shares) at Jun. 30, 2025		303,830,359	45,960,916		303,830,359	45,960,916
Ending balance at Jun. 30, 2025	$ (295,273)			$ (293,708)	$ 2	$ 0	$ (30,004)	$ 944,255	$ (1,193,508)	$ (14,453)	$ (1,565)
Ending balance, treasury (in shares) at Jun. 30, 2025							25,900,751